Accounts Receivable, Net	3 Months Ended
Mar. 31, 2026
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET
4.	ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of December 31,	As of March 31,
	2025	2026
	(Audited)	(Unaudited)
Accounts receivable	$86,384	$71,211
Allowance for credit losses	(26,617)	(25,113)
Accounts receivable, net	$59,767	$46,098

The Group recognized credit losses of $1,130 for the three months ended March 31, 2025 and recorded reversed credit losses of $1,864 for the three months ended March 31, 2026.

The movement of allowance for credit losses for the three months ended March 31, 2025 and 2026 were as follows:

	For the three months ended March 31,
	2025	2026
	(Unaudited)	(Unaudited)
Balance at the beginning of the period	$21,862	$26,617
Additions	1,130	-
Decrease	-	(1,864)
Foreign currency translation	131	360
Balance at the end of the period	$23,123	$25,113